Business Combinations (Details) - Schedule of acquisition consideration $ in Thousands	Dec. 31, 2021 USD ($)
Business Combinations (Details) - Schedule of acquisition consideration [Line Items]
Cash paid	$ 95,000
Contingent consideration liability	21,705	[1]
Deferred consideration	13,788	[2]
Settlement of preexisting relationship	(3,786)	[3]
Total acquisition cost	126,707
FDA-Licensed Plasma Collection Center [Member]
Business Combinations (Details) - Schedule of acquisition consideration [Line Items]
Cash paid	1,404
Payables for acquisition	210	[4]
Total acquisition cost	$ 1,614

[1]

Pursuant to the Saol APA, and in addition to the cash paid at closing, the Company agreed to pay up to $50,000 thousand of contingent consideration subject the achievement of sales thresholds for the period commencing on the Acquisition Date and ending on December 31, 2034. The Company may be entitled for up to $3,000 thousands credit deductible from the contingent consideration payments due for the years 2023 through 2027, subject to certain conditions as defined in the agreement between the parties. The contingent consideration totaled $21,705 thousands, which represents its fair value (Level 3) at the Acquisition Date, based on an Option Pricing Method (OPM), “Monte Carlo Simulation” model.

In measuring the contingent consideration liability as of the Acquisition Date, the Company used an appropriate risk-adjusted discount rate of 10.6 % and volatility of 13.6%.

[2]	Pursuant to the Saol APA, the Company acquired inventory valued at $14,199 thousand which will be paid in ten quarterly installments of $1,500 thousand each or the remaining balance at the final installment. Such deferred inventory consideration totaled $13,788 thousand which represents the Fair value (Level 2) at the Acquisition Date. The interest rate used to calculate such fair value was based on the Company’s cost of debt which was estimated based on the long-term bank loan obtained to partially fund the acquisition. Through December 31, 2022, the Company made four quarterly installments on account of such inventory related debt. For further information about the deferred consideration, refer to Note 14b and Note 16.
[3]	In December 2019, the Company entered into a binding term-sheet for a 12-year contract manufacturing agreement with Saol to manufacture CYTOGAM. Through the Acquisition Date, the Company received a total of $3,786 thousand from Saol to partially fund the technology transfer activities required under such engagement. Such engagement was automatically terminated on the Acquisition Date, and such funds, previously accounted for as deferred revenues, were offset from the acquisition consideration as settlement of preexisting relationship.
[4]	The acquisition consideration totaled $1,654 thousands, of which an amount of $1,404 thousands was paid at closing, and the balance of $250 thousands was paid in March 2022. The fair value of such deferred consideration was estimated at $210 as of the date of acquisition.